SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lease
Right-of-use assets	$ 59,074	$ 71,751
Lease liabilities current	33,702	32,074
Lease liabilities non-current	20,193	41,644
Lease liabilities	$ 53,895	$ 73,718